Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts 02481

July 29, 2008

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)") ("Depositor")
Post-Effective Amendment No. 29 to the Registration Statement on Form N-4
(File Nos. 811-05846 and 333-83516)

Commissioners:

      Conveyed herewith for filing pursuant to the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 is Post-Effective Amendment No. 29 ("Amendment No. 29") to the above-captioned Registration Statement. The Registration Statement registers the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") used in connection with retirement and deferred compensation plans.

      Post-Effective Amendment No. 28 (“Amendment No. 28”) to the above-captioned Registration Statement was filed with the Commission on July 3, 2008, and has not yet become effective.  Registrants do not intend to have Amendment No. 28 become effective because, after filing Amendment No. 28, Registrants identified certain errors in the disclosure.  Amendment No. 29 corrects those errors;  otherwise it is identical to Amendment No. 28.

       Like its predecessor, Amendment No. 29 is being filed pursuant to Rule 485(a) under the Act for the purpose of adding four new optional living benefit riders (the “New Living Benefit Riders”) to the Contracts.  The New Living Benefit Riders consist of:

Income ON Demand II Income ON Demand II Escalator Income ON Demand II Plus	Each a different enhanced version of the currently available “Income ON Demand” living benefit.
Retirement Income Escalator II	An enhanced version of the currently available “Retirement Income Escalator” living benefit.

       Income ON Demand II, Income ON Demand II Escalator, and Income ON Demand II Plus will replace Income ON Demand on Contracts issued in states that have approved these three new riders.  In other states, until Sun Life (U.S.) obtains necessary state insurance department approvals of the new riders, the current version of Income ON Demand will continue to be offered.

       Retirement Income Escalator II will replace Retirement Income Escalator on Contracts issued in states that have approved Retirement Income Escalator II.  In other states, until Sun Life (U.S.) obtains necessary state insurance department approvals of Retirement Income Escalator II, the current version of Retirement Income Escalator will continue to be offered.

       Amendment No. 29 has been redlined to show changes made in the Registration Statement since Amendment No. 28.

       Because the addition of the New Living Benefit Riders will not otherwise change the existing prospectus, we hereby request that the prospectus, which is a part of the Registration Statement, be given selective review.

       Amendment No. 29 shares its prospectus with a registration statement filed on Form S-3 (File No. 333-130699).  The Form S-3 registration statement registers the guarantee periods of the Fixed Account described in the prospectus.  We anticipate making corresponding Form S-3 filing under Rule 424(b)(3) under the Act following the resolution of any Staff comments.

       It is anticipated that Amendment No. 29 will serve as a "Template" filing for several other variable annuity Registration Statements (the "Replicate Filings") of Sun Life (U.S.).  Using disclosure substantially identical to that used in the Template, the Replicate Filings will amend various Sun Life Financial Masters prospectuses to add the New Living Benefit Riders and new variable investment options.  By means of a separate letter, Sun Life (U.S.) and certain of its separate accounts will seek SEC permission to make the Replicate Filings pursuant to Rule 485(b)(1)(vii) under the Act.

       Please direct all questions and comments to the undersigned at (781) 263-6402 or to Thomas C. Lauerman of Jorden Burt LLP at (202) 965-8156.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:    Thomas C. Lauerman, Esquire
         Michelle Roberts, Esquire
         Rebecca A. Marquigny, Esquire